Schedule of Sensitivity Analysis (Details) - Schedule of Sensitivity Analysis $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Notes And Other Explanatory Information Abstract
Percentage of growth rate	(0.50%)
Percentage of growth rate one	0.50%
Percenatage of growth rate two	1.50%
Percentage of growth rate three	2.50%
percentage of growth rate four	3.50%
Recoverable amount	$ 15,730
Recoverable amount One	16,190
Recoverable amount Two	16,770
Recoverable amount Three	17,520
Recoverable amount Four	$ 18,530